Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
Schedule of Basic and Diluted EPS
The following table reflects the income and share data used in the basic and diluted EPS computations for the periods presented below:

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
Net income for the period- attributable to ordinary equity holders of the parent (in USD k)	$24,253	$25,817	$67,955	$105,652
Weighted average number of ordinary shares (in thousands of shares)	60,212	59,590	59,907	59,545
Basic EPS	$0.40	$0.43	$1.13	$1.77
Dilutive effect of share based payments (in thousands of shares)	1,241	1,153	1,324	1,330
Weighted average number of diluted ordinary shares (in thousands of shares)	61,453	60,743	61,231	60,875
Diluted EPS	$0.39	$0.43	$1.11	$1.74